Loans and Allowance for Loan Losses, Nonaccrual Loans and Loans Past Due 90 Days or More and Still Accruing (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Recorded Investment in Nonaccrual and Loans Past Due Over90 Days Still on Accrual by Class of Loans [Abstract]
Loans past due 90 days and still accruing	$ 290	$ 424
Nonaccrual	4,346	6,503
Residential Real Estate [Member]
Recorded Investment in Nonaccrual and Loans Past Due Over90 Days Still on Accrual by Class of Loans [Abstract]
Real estate acquired	15	49
Mortgage loans in process of foreclosure	316	1,097
Loans past due 90 days and still accruing	10	127
Nonaccrual	2,683	5,256
Commercial Real Estate [Member] | Owner-occupied [Member]
Recorded Investment in Nonaccrual and Loans Past Due Over90 Days Still on Accrual by Class of Loans [Abstract]
Loans past due 90 days and still accruing	0	0
Nonaccrual	1,055	205
Commercial Real Estate [Member] | Nonowner-occupied [Member]
Recorded Investment in Nonaccrual and Loans Past Due Over90 Days Still on Accrual by Class of Loans [Abstract]
Loans past due 90 days and still accruing	0	0
Nonaccrual	0	362
Commercial Real Estate [Member] | Construction [Member]
Recorded Investment in Nonaccrual and Loans Past Due Over90 Days Still on Accrual by Class of Loans [Abstract]
Loans past due 90 days and still accruing	0	0
Nonaccrual	146	156
Commercial and Industrial [Member]
Recorded Investment in Nonaccrual and Loans Past Due Over90 Days Still on Accrual by Class of Loans [Abstract]
Loans past due 90 days and still accruing	65	15
Nonaccrual	150	149
Consumer [Member] | Automobile [Member]
Recorded Investment in Nonaccrual and Loans Past Due Over90 Days Still on Accrual by Class of Loans [Abstract]
Loans past due 90 days and still accruing	55	146
Nonaccrual	147	129
Consumer [Member] | Home Equity [Member]
Recorded Investment in Nonaccrual and Loans Past Due Over90 Days Still on Accrual by Class of Loans [Abstract]
Loans past due 90 days and still accruing	0	0
Nonaccrual	148	210
Consumer [Member] | Other [Member]
Recorded Investment in Nonaccrual and Loans Past Due Over90 Days Still on Accrual by Class of Loans [Abstract]
Loans past due 90 days and still accruing	160	136
Nonaccrual	$ 17	$ 36